Note 1 - General Information	9 Months Ended
Sep. 30, 2018
Statement Line Items [Line Items]
Disclosure of general information about financial statements [text block]
1.	General information

Clementia Pharmaceuticals Inc. (the Company or Clementia) is a clinical stage biopharmaceutical company innovating new treatments for people with ultra-rare bone disorders and other diseases. The Company’s lead product candidate, palovarotene, is an oral small molecule that has shown potent activity in preventing abnormal new bone formation as well as fibrosis in a variety of tissues. The Company is developing palovarotene for the treatment of Fibrodysplasia Ossificans Progressiva (FOP), Multiple Osteochondromas (MO) and other diseases.

In
August 2017,
the Company completed its initial public offering (IPO) and issued
9,191,000
common shares at
$15
per share, including the underwriters’ over-allotment option, for total gross proceeds of
$137,865,000.
The Company’s common shares are listed and traded on the Nasdaq Global Select Market under the symbol CMTA.

On
October 30, 2018,
the Company filed a prospectus for a follow-on offering of
5,300,000
common shares, and the underwriters exercised their option to purchase an additional
795,000
common shares, resulting in the issue of
6,095,000
common shares at
$13.25
per share, for net proceeds of
$75,413,225
after deducting underwriting discounts and commissions and estimated offering expenses payable by the Company.

Clementia is a clinical development stage company and has
not
generated any product revenues to date. The Company has incurred net losses in each year since its inception. Net losses were
$38,775,955
for the
nine
-month period ended
September 30, 2018,
resulting primarily from research and development activities and general and administrative costs associated with operations, and
$115,455,193
for the year ended
December 31, 2017,
resulting primarily from non-cash finance charges incurred in connection with the accounting of our preferred shares and embedded derivatives, as well as costs incurred in connection with research and development activities and general and administrative costs associated with operations. As of
September 30, 2018,
the Company had an accumulated deficit of
$130,388,263.
In
August 2017,
all outstanding Class A, B and C redeemable preferred shares were converted on a one
-for-
one
basis into common shares of the Company. In connection therewith, the Company eliminated
$173,285,855
in contributed surplus created by the conversion of the preferred shares into common shares, an amount equal to the excess of the carrying value of the preferred share liabilities and embedded derivatives liabilities immediately prior to the conversion over the amount that was accounted for as share capital, being the stated capital of the preferred shares, and reduced its deficit in the third
quarter of
2017
by a corresponding amount of
$173,285,855.

Operating activities used
$36,148,740
in cash for the
nine
-month ended
September 30, 2018
and
$35,566,460
in cash for the year ended
December 31, 2017.
The Company expects that its existing cash, short-term and long-term investments as of
September 30, 2018
will enable it to fund its planned operating expenses for more than the next twelve
months from
September 30, 2018.

We expect to incur significant expenses and continued operating losses for the foreseeable future. We expect our expenses will increase substantially in connection with our ongoing activities, particularly as we advance clinical development of palovarotene by conducting clinical trials; continue research and development efforts to support clinical development of additional RARγ agonist candidates; continue to engage contract manufacturing organizations (CMOs) to manufacture our clinical study materials and to develop large-scale manufacturing capabilities; seek regulatory approval for our product candidates; add personnel to support our product development and future commercialization; add operational, financial and management information systems; maintain, leverage and expand our intellectual property portfolio; and continue to operate as a public company.

We do
not
expect to generate revenue from product sales unless and until we successfully complete development and obtain regulatory approval for palovarotene or any other product candidate, which may
take a number of years and is subject to significant uncertainty. If we obtain regulatory approval for any of our product candidates, we expect to incur significant commercialization expenses related to product sales, marketing, manufacturing, and distribution. As a result, we may
need additional financing to support our continuing operations.

Until such time that we can generate significant revenue from product sales, if ever, we expect to finance our operations through a combination of public or private equity, debt financings or others, which may
include collaborations with
third
parties. Arrangements with collaborators or others
may
require us to relinquish certain rights related to our technologies or product candidates. Adequate additional financing may
not
be available to us on acceptable terms, or at all. Our inability to raise capital as and when needed would have a negative impact on our financial condition and our ability to pursue our business strategy. The Company will need to generate significant revenue to achieve profitability and it may
never do so.

Clementia is incorporated under the laws of Canada. The address of the Company’s registered head office is
4150
Sainte-Catherine Street West, Suite
550,
Montréal, Québec, Canada,
H3Z
2Y5.